Components of Net Investment in Finance Leases (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum lease payments receivable		$ 460,664	$ 385,589
Residual value of containers		11,122	11,143
Less: unearned income		(133,086)	(101,429)
Net investment in finance leases	[1]	338,700	295,303
Less: Allowance for credit losses		(987)
Net investment in finance leases, net		337,713	295,303
Amounts due within one year		40,164	40,940
Amounts due beyond one year		$ 297,549	$ 254,363

[1]	As of March 31, 2020, two major customers represented 54.0% and 14.0% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of March 31, 2020 and December 31, 2019.